Retirement Benefits (Details 17) - Pension Benefits [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Multiemployer Plan Disclosure [Line Items]
Company Contributions		$ 5.6	$ 5.4	$ 4.5
Steelworkers Western Independent Shops Pension Plan [Member]
Multiemployer Plan Disclosure [Line Items]
Pension Plan Number		001
Pension Protection Act Zone Status		Green	Green
FIP / RP Status Pending / Implemented	[1]	NA
Company Contributions		$ 0.9	$ 0.8	0.6
Surcharge Imposed		No
Expiration Dates of Collective Bargaining Agreements		Feb. 29, 2020
Boilermakers-Blacksmiths National Pension Trust [Member]
Multiemployer Plan Disclosure [Line Items]
Pension Plan Number		001
Pension Protection Act Zone Status		Red	Yellow
FIP / RP Status Pending / Implemented	[1]	Implemented
Company Contributions		$ 2.5	$ 2.5	2.2
Surcharge Imposed		No
Expiration Dates of Collective Bargaining Agreements		Sep. 30, 2026
IAM National Pension Fund [Member]
Multiemployer Plan Disclosure [Line Items]
Pension Plan Number		002
Pension Protection Act Zone Status		Red	Green
FIP / RP Status Pending / Implemented	[1]	Implemented
Company Contributions		$ 2.2	$ 2.1	$ 1.7
Surcharge Imposed		Yes
Expiration Dates of Collective Bargaining Agreements, First Date	[2]	Nov. 14, 2021
Expiration Dates of Collective-Bargaining Agreements, Last Date	[2]	Jul. 14, 2022

[1]
The “FIP / RP Status Pending / Implemented” column indicates whether a Funding Improvement Plan, as required under the Code by plans in the “yellow” zone, or a Rehabilitation Plan, as required under the Code to be adopted by plans in the “red” zone, is pending or has been implemented as of the end of the plan year that ended in 2019.

[2]
The Company is party to five separate bargaining agreements that require contributions to this plan. Expiration dates of these collective bargaining agreements range between November 14, 2021 and July 14, 2022.